Goodwill and Other Intangible Assets (Details Narrative) - USD ($)		3 Months Ended				12 Months Ended
	Dec. 31, 2016	Mar. 31, 2017	Sep. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Amortization expense		$ 191,173		$ 72,738
Photomedex, Inc. [Member]
Goodwill	$ 0				$ 3,581,000	$ 0	$ 3,581,000
Definite-lived intangibles					1,613,000		1,613,000
Impairment of goodwill and intangible assets						3,518,000	21,481,000
Impairment of goodwill					16,530,000	2,257,000
Impairment of finite lived intangible assets							(3,527,000)
Photomedex, Inc. [Member] | CONSUMER [Member]
Goodwill	0		$ 1,039,000		3,519,000	0	3,519,000
Impairment of goodwill and intangible assets			$ 3,518,000			3,518,000	15,654,000
Impairment of goodwill	2,257,000						15,654,000
Impairment of long-lived assets and intangibles	1,261,000
Photomedex, Inc. [Member] | PROFESSIONAL [Member]
Impairment of goodwill and intangible assets
Photomedex, Inc. [Member] | PHYSICIAN RECURRING [Member]
Goodwill	0				62,000	0	62,000
Impairment of goodwill and intangible assets							5,827,000
Impairment of goodwill							876,000
Impairment of finite lived intangible assets							3,527,000
Impairment of long-lived assets and intangibles							1,424,000
Other Intangible Assets [Member] | Photomedex, Inc. [Member]
Goodwill	24,005,000					24,005,000
Definite-lived intangibles	$ 12,000,000					12,000,000
Amortization expense						37,000	777,000
Impairment of goodwill and intangible assets					$ 21,481,000
Trademarks [Member] | Photomedex, Inc. [Member]
Impairment of finite lived intangible assets							(1,763,000)
Patents And Licensed Technologies [Member] | Photomedex, Inc. [Member]
Amortization expense						230,000	769,000
Impairment of long-lived assets and intangibles						(1,261,000)	(1,424,000)
Customer Relationships [Member] | Photomedex, Inc. [Member]
Impairment of finite lived intangible assets							$ (1,764,000)